CMG ABSOLUTE RETURN STRATEGIES FUND

a series of Northern Lights Fund Trust

Class A Shares: CMGTX

Class C Shares: CMGCX

Supplement dated August 17, 2012 to the Prospectus dated September 1, 2011, as amended September 26, 2011 and the Statement of Additional Information (“SAI”) dated

 October 14, 2011

Class I Shares: CMGOX

Supplement dated August 17, 2012 to the Prospectus dated October 14, 2011

The following supersedes any contrary information contained in any current Prospectus or the Fund’s SAI.

Howard Capital Management, Inc. (“Howard”) is no longer managing any portion of the assets of the CMG Absolute Return Strategies Fund (the “Fund”), and the Fund’s investment adviser does not expect to allocate any of the Fund’s assets to Howard to manage in the future.  References in the Fund’s Prospectuses and Statement of Additional Information to Howard, its portfolio manager, or the Howard Capital Sector Rotation Program should be disregarded.

AIFS, LLC (“AIFS”) is no longer managing any portion of the assets of the CMG Absolute Return Strategies Fund (the “Fund”), and the Fund’s investment adviser does not expect to allocate any of the Fund’s assets to AIFS to manage in the future.  References in the Fund’s Prospectuses and Statement of Additional Information to AIFS, its portfolio manager, or the AIFS Active U.S. Treasury Management Strategy should be disregarded.

Anchor Capital Management, Inc. (“Anchor”) is no longer managing any portion of the assets of the CMG Absolute Return Strategies Fund (the “Fund”), and the Fund’s investment adviser does not expect to allocate any of the Fund’s assets to Anchor to manage in the future.  References in the Fund’s Prospectuses and Statement of Additional Information to Anchor, its portfolio manager, or the Anchor Capital L/S HY Bond Strategy should be disregarded.

You should read this Supplement in conjunction with the Prospectus for Class A and C dated September 1, 2011, as amended September 26, 2011, the Prospectus for Class I dated October 14, 2011 and Statement of Additional Information dated October 14, 2011, which provide information that you should know about the Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Fund at 1-866-CMG-9456.